Condensed financial information of registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash at bank and in hand	$ 1,923	$ 1,964
Capital and reserves
Shareholders' funds	17,492	17,823
Prudential plc
Fixed assets
Investments in subsidiary undertakings	13,789	13,786
Current assets
Amounts owed by subsidiary undertakings	6,577	7,267
Cash at bank and in hand	107	21
Prepayments and other debtors	3
Total current assets	6,687	7,288
Liabilities: amounts falling due within one year
Amounts owed to subsidiary undertakings	(852)	(866)
Tax payable	(8)	(7)
Other liabilities	(19)	(7)
Total current liabilities	(879)	(880)
Net current assets	5,808	6,408
Total assets less current liabilities	19,597	20,194
Liabilities: amounts falling due after more than one year
Amounts owed to subsidiary undertakings	(3,637)	(3,610)
Total net assets	15,960	16,584
Capital and reserves
Share capital	176	183
Capital redemption reserve	7
Share premium	5,009	5,009
Profit and loss account	10,768	11,392
Shareholders' funds	$ 15,960	$ 16,584